Revenues - Summary of the company's revenues disaggregated by revenue category (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)
Revenue
Revenues	¥ 3,046,871	$ 417,420	¥ 3,702,387	¥ 3,820,378
On-demand delivery solution services
Revenue
Revenues	2,828,483	387,501	3,412,802	3,638,729
Mobility service solutions
Revenue
Revenues	175,148	23,995	233,837	108,081
Housekeeping services
Revenue
Revenues	30,125	4,127	48,670	72,576
Others
Revenue
Revenues	¥ 13,115	$ 1,797	¥ 7,078	¥ 992